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[VALIC LETTERHEAD]

December 26, 2012

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  VALIC Separate Account A ("Registrant")
     The Variable Annuity Life Insurance Company ("Depositor")
     Registration Statement on Form N-4
     File Nos.: 333-170476 and 811-03240
     Equity Director

Dear Mr. Foor:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), Post-Effective Amendment No. 6 and Amendment No. 190 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.

The purpose of this Rule 485(b) filing is to respond to comments received with respect to the Rule 485(a) filing on Form N-4, filed October 9, 2012, Accession Number 0001193125-12-418564 (the "October Filing"), which made changes to a guaranteed benefit feature, IncomeLOCK Plus, and added the VALIC Company I Dynamic Allocation Fund as a variable investment option.

This amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

We received comments on our Portfolio Director filing on Form N-4, filed October 9, 2012, Accession Number 0001193125-12-4185561, which made changes to a guaranteed benefit feature, IncomeLOCK Plus, and added the VALIC Company I Dynamic Allocation Fund as a Variable Investment option. We understand that the comments with respect to Portfolio Director also apply, where applicable, to the Equity Director October Filing. Comments are below, followed by our response. (All page references are to the Equity Director October Filing.)

    1. Fee Tables; Footnotes to the Fee Tables - Footnote 6 (Page 5). The disclosure includes the following sentence: "If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly." Please consider revising the disclosure to explain whether the value of the VIX used to determine the living benefit fee rate is based on the average VIX over the Benefit Quarter.

       Response: The footnote disclosure has been revised as requested, as follows: "Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter."

    2. Purchase Period; Stopping Purchase Payment (Page 15). Please consider revising the disclosure to clarify whether the statement that "Purchase Payments may be stopped at any time." is a right of the Company or a right of the Contract Owner.

       Response: The disclosure has been revised as requested, as follows: "You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period."

    3. Optional Living Benefits (Page 16). Consider revising the second paragraph of the section to include disclosure that a Contract Owner may not take a loan once a Living Benefit has been elected.

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       Response: The disclosure has been revised as requested, as follows: "If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect."

    4. Optional Living Benefits; Living Benefit Options - Second Paragraph (Page 16). The disclosure includes the following sentence: "For Income LOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals." Consider adding disclosure to address the impact on the Income Credit if a Contract Owner having elected IncomeLOCK +6 takes a withdrawal in excess of 6% of the Benefit Base.

       Response: The disclosure has been revised as requested with the addition of the following sentence: "If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year."

    5. Optional Living Benefits; Living Benefit Options - Second Paragraph (Page 16). Please consider revising the disclosure whether the following statement applies to IncomeLOCK +6 and/or IncomeLOCK +8: "After the first 12 years, the Benefit Base may continue to be increased to lock in highest Anniversary Values."

       Response: The disclosure has been revised as requested with the addition of the following sentence: "For IncomeLOCK +6 or IncomeLOCK +8, after the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value."

    6. Optional Living Benefits; Living Benefit Options - Second Paragraph (Page 16). In the third sentence of the second paragraph, explain whether "may" in the following sentence should be "shall": After the first 12 years, the Benefit Base MAY continue to be increased to lock in highest Anniversary Values."

       Response: During the first 12 years, the Benefit Base will increase if cumulative withdrawals are less than 6% in each Benefit Year for IncomeLOCK +6 or if there are no withdrawals for IncomeLOCK +8. After the 12 year period (the Income Credit Period), the Contract Owner does not receive the Income Credit. However, that the Benefit Base could increase to lock in a highest Anniversary Value if the accumulation value of the Contract continues to increase due to increases in the aggregate value of fixed and variable investment options selected by the Contract Owner (in excess of any withdrawals) and reduced by any Ineligible Purchase Payments, after which a new highest Anniversary Value could occur.

    7. Optional Living Benefits; Living Benefit Options - Fourth Paragraph (Page 16). The disclosure states "For IncomeLOCK +6, the percentage of the Benefit Base that is guaranteed by the Living Benefit (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%." Please consider revising the disclosure to make clear that the "percentage of the Benefit Base that is guaranteed" refers to the annual withdrawal percentages in which a Contract Owner may take while the living benefit is in effect.

       Response: The disclosure has been revised as requested. We have rearranged the sentence in the paragraph to clarify the disclosure and added the following sentence, to reference more detailed information regarding these percentages: "Please see the IncomeLOCK Plus Options - Amounts Received Under the Benefit in this prospectus for more detailed information."

    8. Optional Living Benefits; Additional Important Information Applicable to Optional Living Benefits - First Paragraph (Page 19). Consider deleting the first sentence that states "The Living Benefits are not available if you have an outstanding loan under the Contract" if it is not applicable.

       Response: The sentence has been removed from the disclosure.

    9. IncomeLOCK Plus; Calculation of the Value of each Component of the Benefit (Page 22). The disclosure states "Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and

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       are not included in the Benefit Base." Please confirm whether the
       "annual cap amount" is a defined term or is whether the annual cap amount is $1.5 million, as referenced in the preceding paragraph.

       Response: The disclosure has been revised throughout the section to clarify that the $1.5 million amount is the "annual cap amount."

    10.Fees and Charges - First Paragraph (Page 25). Consider whether to add a separate bullet point for "Loan Fees."

       Response: The disclosure has been revised to correct the bullet point titled "Other Tax Charges." It has been changed to "Other Charges" thereby incorporating discussion of loan-related fees.

    11.Fees and Charges; IncomeLOCK Plus Fees - Second Paragraph (Page 27). The disclosure includes the following sentence: "If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly." Consider revising the sentence consistent with Comment #1 above.

       Response: The disclosure has been revised as requested.

We acknowledge that:

       . Should the Commission or the staff, acting pursuant to delegated authority, allow the filing to become effective, it does not foreclose the Commission from taking any action with respect to the filing; and

       . The action of the Commission or the staff, acting pursuant to delegated authority, in allowing the filing to become effective, does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

       . Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

Please contact me at 713-831-3299 if you have any questions or need more information.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


By  /s/Mark Matthes
    --------------------------
    Vice President, Associate
    General Counsel and
    Assistant Secretary

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